Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.3%

Security	Principal Amount (000's omitted)*	Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	$ 484,623
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,037	907,468
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,478,977
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	853,377
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	128	127,525
Series 2022-A, Class B, 9.52%, 12/15/26(1)	1,118	1,122,020
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,800	1,593,024
Series 2023-A, Class B, 10.00%, 1/17/28(1)	116	117,587
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	684,037
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	160	152,376
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,012,390
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	221,202
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,911,582
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	184	180,730
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	266	257,976
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,969	1,971,716
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	805	786,765
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	124	121,032
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	545	515,400
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	108,075
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	919,646
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	152,870
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	912,037
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	337	322,747
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	553	431,981
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	422	371,823
Helios Issuer, LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	801	822,669
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	598,714
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	262	253,389
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	334	333,388
Security	Principal Amount (000's omitted)*	Value
LAD Auto Receivables Trust: (continued)
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	400	$ 401,215
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	209	206,282
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	202	118,497
Lunar Aircraft, Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	91	80,552
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	93	68,171
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	969	968,405
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	408	268,812
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	353	329,588
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	826	736,057
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0(3)	4
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	97	84,534
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	79	70,027
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	203	170,555
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	293	238,372
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,136	993,074
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	209	171,117
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	130	103,459
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	662	605,926
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	138,248
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	970	845,576
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	673	624,634
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,364,781
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	135	128,642
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	114	113,180
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	914,931
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	165,988
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,709,213
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	484,577
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	93,914
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	350,641
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,100	1,106,780
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	308	300,183
Series 2021-5, Class A, 1.53%, 8/15/29(1)	129	128,387
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	161	156,080
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	68	66,759
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	605	534,335

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,890	$ 1,779,354
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	174,466
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		261	242,327
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 1/15/24, 10/15/49(1)(4)		1,000	983,466
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		336	294,245
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		424	347,366
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,976	1,863,649
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)		215	215,214
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		233	223,069
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,118	1,058,201
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		442	407,981
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)		405	393,302
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)		695	643,957
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	77,547
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		684	671,367
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,135	987,224
Series 2021-A, Class B, 3.15%, 2/20/48(1)		368	297,639
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,124	1,080,065
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,264	1,240,045
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,806	1,471,258
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)		225	196,606
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		442	405,834
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)		385	373,219
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		645	547,120
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,930	1,770,245
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		264	247,224
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)		90	89,196
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		249	251,042
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		134	35,773
Security	Principal Amount (000's omitted)*	Value
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	762	$ 701,556
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	62	61,960
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,019	1,000,203
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,628,559
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	560,477
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	901	754,521
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	326	280,866
Series 2020-A, Class C, 6.657%, 3/15/45(1)	127	100,735
Total Asset-Backed Securities (identified cost $65,124,333)		$61,025,520

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(5)	$590	$ 586,023
Series 2021-3A, Class M1B, 6.737%, (30-day average SOFR + 1.40%), 9/25/31(1)(5)	415	410,620
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,312	1,193,198
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	737	740,953
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	965	994,245
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.787%, (30-day average SOFR + 3.45%), 4/25/34(1)(5)	415	423,194
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	108	115,123
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.602%, (30-day average SOFR + 8.264%), 7/25/49(1)(5)	240	273,131
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(5)	5	4,699
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(5)	53	54,417
Series 2020-DNA6, Class B1, 8.337%, (30-day average SOFR + 3.00%), 12/25/50(1)(5)	50	51,992
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(5)	108	117,997
Series 2021-DNA2, Class B1, 8.737%, (30-day average SOFR + 3.40%), 8/25/33(1)(5)	150	157,201
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(5)	101	101,398

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(5)	$621	$ 622,974
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.052%, (30-day average SOFR + 2.714%), 5/25/24(5)	64	64,901
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(5)	79	80,255
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(5)	9	9,198
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(5)	150	161,074
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(5)	140	148,424
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(5)	145	153,676
Series 2019-R05, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 7/25/39(1)(5)	187	195,133
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(5)	824	851,533
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(5)	268	275,699
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(5)	1,120	1,135,339
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(5)	395	407,398
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	35	35,183
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	483,307
Series 2023-84, Class MW, 6.00%, 6/20/53	482	506,858
Series 2023-98, Class BW, 6.00%, 7/20/53	68	71,497
Series 2023-99, Class AL, 6.00%, 7/20/53	68	71,506
Series 2023-102, Class SG, 2.654%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(6)	99	98,904
Home Re, Ltd.:
Series 2018-1, Class M2, 8.47%, (1 mo. SOFR + 3.114%), 10/25/28(1)(5)	284	287,239
Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(5)	215	215,326
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	100	101,015
PNMAC GMSR Issuer Trust, Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(5)	2,474	2,484,913
Triangle Re, Ltd., Series 2021-3, Class B1, 10.287%, (30-day average SOFR + 4.95%), 2/25/34(1)(5)	175	176,782
Total Collateralized Mortgage Obligations (identified cost $13,634,222)		$13,862,325

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$1,605	$ 1,042,719
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	680	241,542
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,215	300,250
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	830	833,112
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(5)	783	781,067
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(5)	638	634,482
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	1,809	1,763,481
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	549	530,020
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	1,739	1,675,130
CSMC:
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(5)	216	191,770
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	814	822,143
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	1,132	1,122,657
Series 2021-ESH, Class C, 7.176%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	1,296	1,276,289
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,005,822
Series KG03, Class A2, 1.297%, 6/25/30(2)	770	639,465
Series KG08, Class A2, 4.134%, 5/25/33(2)	957	933,089
Series KSG1, Class A2, 1.503%, 9/25/30	704	589,673
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,104,154
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	412	391,590
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	1,013	965,194
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	1,762	1,677,728
Series 2018-M13, Class A2, 3.74%, 9/25/30(2)	2,787	2,685,211
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	864	837,402
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,117	2,834,827
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,096,229
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,276,311
Series 2023-M1S, Class A2, 4.506%, 4/25/33(2)	2,397	2,404,695
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(5)	1,248	1,217,983
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(5)	1,365	1,323,350
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	889,736

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	$2,738	$ 2,719,879
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	77,433
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	225	14,892
Med Trust:
Series 2021-MDLN, Class D, 7.476%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	1,045	1,020,905
Series 2021-MDLN, Class E, 8.626%, (1 mo. SOFR + 3.264%), 11/15/38(1)(5)	532	517,473
Series 2021-MDLN, Class F, 9.477%, (1 mo. SOFR + 4.114%), 11/15/38(1)(5)	179	172,297
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(5)(7)	997	976,164
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36(1)(5)(7)	386	374,652
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(5)(7)	205	196,898
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	788	790,709
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,187	1,239,829
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	1,061	1,041,577
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(5)	2,057	1,993,916
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	507,573
Total Commercial Mortgage-Backed Securities (identified cost $52,543,027)		$47,731,318

Common Stocks — 59.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
HEICO Corp.	32,300	$ 5,777,501
		$ 5,777,501
Biotechnology — 1.3%
AbbVie, Inc.	96,800	$ 15,001,096
		$ 15,001,096
Broadline Retail — 2.9%
Amazon.com, Inc.(8)	220,320	$ 33,475,421
		$ 33,475,421
Capital Markets — 3.8%
Intercontinental Exchange, Inc.	104,500	$13,420,935
S&P Global, Inc.	27,300	12,026,196
Stifel Financial Corp.	132,100	9,134,715
Security	Shares	Value
Capital Markets (continued)
Tradeweb Markets, Inc., Class A	104,966	$ 9,539,310
		$ 44,121,156
Chemicals — 0.9%
Linde PLC	25,100	$ 10,308,821
		$ 10,308,821
Commercial Services & Supplies — 1.1%
GFL Environmental, Inc.(9)	128,677	$ 4,440,643
Waste Management, Inc.	44,225	7,920,698
		$12,361,341
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	99,300	$15,654,645
		$15,654,645
Containers & Packaging — 0.8%
AptarGroup, Inc.	76,900	$9,506,378
		$9,506,378
Electric Utilities — 0.8%
NextEra Energy, Inc.	142,600	$8,661,524
		$8,661,524
Electrical Equipment — 0.9%
AMETEK, Inc.	63,300	$10,437,537
		$10,437,537
Energy Equipment & Services — 1.1%
Baker Hughes Co.	376,600	$12,872,188
		$12,872,188
Financial Services — 2.2%
Shift4 Payments, Inc., Class A(8)	104,400	$7,761,096
Visa, Inc., Class A	68,200	17,755,870
		$25,516,966
Ground Transportation — 1.3%
Uber Technologies, Inc.(8)	97,700	$6,015,389
Union Pacific Corp.	38,800	9,530,056
		$15,545,445
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.(8)	28,400	$9,581,024
Stryker Corp.	30,600	9,163,476
		$18,744,500

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.8%
Humana, Inc.	21,100	$ 9,659,791
		$ 9,659,791
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	9,200	$ 3,792,516
Marriott International, Inc., Class A	32,700	7,374,177
		$ 11,166,693
Household Products — 1.1%
Procter & Gamble Co. (The)	86,200	$ 12,631,748
		$12,631,748
Insurance — 2.2%
Allstate Corp. (The)	96,500	$13,508,070
W.R. Berkley Corp.	171,900	12,156,768
		$25,664,838
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A(8)	115,500	$16,134,195
Alphabet, Inc., Class C(8)	253,540	35,731,392
		$51,865,587
IT Services — 0.8%
Gartner, Inc.(8)	21,500	$9,698,865
		$9,698,865
Life Sciences Tools & Services — 2.0%
Danaher Corp.	32,200	$7,449,148
Illumina, Inc.(8)	41,500	5,778,460
Thermo Fisher Scientific, Inc.	18,397	9,764,944
		$22,992,552
Machinery — 0.6%
Parker-Hannifin Corp.	14,300	$6,588,010
		$6,588,010
Media — 1.0%
Comcast Corp., Class A	259,300	$11,370,305
		$11,370,305
Multi-Utilities — 0.4%
Sempra	56,300	$4,207,299
		$4,207,299
Pharmaceuticals — 1.5%
Eli Lilly & Co.	28,700	$16,729,804
		$16,729,804
Security	Shares	Value
Professional Services — 2.7%
Automatic Data Processing, Inc.	47,400	$ 11,042,778
Booz Allen Hamilton Holding Corp.	51,600	6,600,156
TransUnion	203,900	14,009,969
		$ 31,652,903
Real Estate Management & Development — 0.9%
FirstService Corp.(9)	63,000	$ 10,211,670
		$ 10,211,670
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	57,300	$11,377,488
Broadcom, Inc.	10,921	12,190,566
Lam Research Corp.	11,200	8,772,512
NVIDIA Corp.	54,600	27,039,012
		$59,379,578
Software — 6.9%
ANSYS, Inc.(8)	27,800	$10,088,064
Fair Isaac Corp.(8)	7,900	9,195,679
Microsoft Corp.	159,851	60,110,370
		$79,394,113
Specialty Retail — 1.4%
Burlington Stores, Inc.(8)	40,600	$7,895,888
TJX Cos., Inc. (The)	89,800	8,424,138
		$16,320,026
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	277,108	$53,351,603
		$53,351,603
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	70,000	$7,599,900
		$7,599,900
Venture Capital — 0.2%
Learn Capital Venture Partners III, L.P.(8)(10)(11)	1,088,825	$2,315,474
Neighborhood Bancorp, Class A(8)(10)(11)	10,000	8,200
		$2,323,674
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	53,245	$8,536,771
		$8,536,771
Total Common Stocks (identified cost $447,176,292)		$689,330,249

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 14.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	848	$ 890,134
6.55%, 11/15/30	801	847,757
6.70%, 11/15/33	358	388,511
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,120	1,110,262
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	861	776,716
		$ 4,013,380
Communications — 0.8%
AT&T, Inc.:
3.55%, 9/15/55	1,259	$906,058
3.65%, 6/1/51	1,179	888,844
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	291,099
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	2,372	1,839,142
5.125%, 7/1/49	1,105	898,867
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(9)	130	124,183
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	1,054	1,048,609
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,000	980,465
Rogers Communications, Inc., 3.80%, 3/15/32	1,696	1,561,237
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	362,247
SES S.A., 5.30%, 4/4/43(1)	274	207,274
Sprint, LLC, 7.125%, 6/15/24	394	395,975
		$9,504,000
Consumer, Cyclical — 1.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	1,283	$1,275,019
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	410	362,386
Brunswick Corp., 5.10%, 4/1/52	368	288,074
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	550	541,858
4.75%, 10/20/28(1)	1,271	1,250,733
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,481	1,057,811
Ford Motor Co., 4.75%, 1/15/43	127	104,986
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	750	740,898
7.122%, 11/7/33	1,209	1,303,281
7.35%, 11/4/27	1,026	1,082,669
7.35%, 3/6/30	1,433	1,540,616
General Motors Financial Co., Inc., 5.80%, 1/7/29	1,700	1,740,844
Hyundai Capital America:
5.70%, 6/26/30(1)(9)	123	126,027
6.20%, 9/21/30(1)	50	52,689
6.50%, 1/16/29(1)	148	156,366
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(9)	1,023	$ 924,985
4.375%, 1/15/31(1)(9)	159	144,698
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	537,809
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(9)	150	136,688
Tapestry, Inc.:
7.00%, 11/27/26	621	644,045
7.35%, 11/27/28	1,319	1,384,459
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	916	807,985
5.141%, 3/15/52	506	434,626
		$16,639,552
Consumer, Non-cyclical — 0.8%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$188,401
4.25%, 11/1/29(1)	987	922,736
Centene Corp.:
2.50%, 3/1/31	770	642,581
3.375%, 2/15/30	472	424,085
4.25%, 12/15/27	575	554,480
4.625%, 12/15/29	74	71,039
Conservation Fund (The), 3.474%, 12/15/29	655	578,207
CVS Health Corp.:
5.05%, 3/25/48	538	503,662
5.25%, 1/30/31	1,170	1,200,675
CVS Pass-Through Trust, 6.036%, 12/10/28	452	456,647
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,036,791
Ford Foundation (The), 2.415%, 6/1/50	1,095	724,987
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)(9)	181	167,302
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	673,653
3.00%, 10/15/30(1)	192	157,772
5.20%, 4/1/29(1)	138	132,277
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	130	108,771
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(9)	120	115,609
		$8,659,675
Diversified — 0.0%(12)
Inversiones La Construccion S.A., 4.75%, 2/7/32(13)	211	$178,428
		$178,428
Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	213	$105,139
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	70	69,425

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		982	$ 914,345
5.00%, 1/31/28(1)		1,047	1,017,908
			$ 2,106,817
Financial — 7.7%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(14)		1,000	$ 1,022,501
Affiliated Managers Group, Inc., 3.30%, 6/15/30		499	444,393
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(14)		862	909,067
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		165	164,587
Ally Financial, Inc.:
2.20%, 11/2/28		1,136	966,952
6.992% to 6/13/28, 6/13/29(14)		873	902,335
American Assets Trust, L.P., 3.375%, 2/1/31		176	143,661
American National Group, LLC, 6.144%, 6/13/32(1)		200	192,351
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27		845	745,353
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(13)(14)	EUR	165	206,053
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		1,841	1,879,318
6.375%, 7/15/30(1)		465	479,306
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(14)		800	723,999
4.175% to 3/24/27, 3/24/28(14)		200	192,633
5.294%, 8/18/27		400	401,493
6.607%, 11/7/28		1,200	1,278,608
6.921%, 8/8/33		1,400	1,493,362
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(13)(14)		200	196,924
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(14)		680	556,636
2.456% to 10/22/24, 10/22/25(14)		1,307	1,272,992
3.419% to 12/20/27, 12/20/28(14)		2,865	2,700,646
3.824% to 1/20/27, 1/20/28(14)		2,322	2,232,441
4.571% to 4/27/32, 4/27/33(14)		379	361,440
5.819% to 9/15/28, 9/15/29(14)		314	324,329
5.872% to 9/15/33, 9/15/34(14)		411	430,476
5.933% to 9/15/26, 9/15/27(14)		1,030	1,051,429
Bank of Montreal, 5.266%, 12/11/26		2,230	2,261,687
Bank of Nova Scotia (The), 4.90% to 6/4/25(14)(15)		217	207,811
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)		859	811,272
5.125% to 1/18/28, 1/18/33(1)(14)		1,189	1,078,239
8.45% to 6/29/33, 6/29/38(1)(14)		200	213,423
BNP Paribas S.A.:
7.75% to 8/16/29(1)(14)(15)		802	820,663
9.25% to 11/17/27(1)(9)(14)(15)		645	691,353
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(14)		432	355,556
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
BPCE S.A.: (continued)
6.714% to 10/19/28, 10/19/29(1)(14)	1,510	$ 1,591,589
Broadstone Net Lease, LLC, 2.60%, 9/15/31	58	45,025
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(14)	1,032	1,053,575
6.84% to 9/13/33, 9/13/34(1)(14)	215	227,250
Capital One Financial Corp.:
4.20%, 10/29/25	575	564,206
6.312% to 6/8/28, 6/8/29(14)	622	638,400
7.149% to 10/29/26, 10/29/27(14)	586	608,679
CBRE Services, Inc., 5.95%, 8/15/34	1,205	1,267,061
Charles Schwab Corp. (The):
5.875%, 8/24/26	146	149,796
6.136% to 8/24/33, 8/24/34(14)	904	953,232
CI Financial Corp.:
3.20%, 12/17/30(9)	1,239	979,717
4.10%, 6/15/51	1,363	801,556
Citigroup, Inc., 4.00% to 12/10/25(14)(15)	770	710,642
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,461	1,142,161
Danske Bank A/S, 5.375%, 1/12/24(1)	259	258,946
Discover Bank, 5.974%, 8/9/28	652	628,630
EPR Properties:
3.75%, 8/15/29	1,081	952,068
4.50%, 6/1/27	1,059	1,000,028
4.95%, 4/15/28	1,074	1,019,808
Extra Space Storage, L.P.:
2.40%, 10/15/31	1,045	862,835
2.55%, 6/1/31	803	670,717
5.90%, 1/15/31	1,000	1,044,390
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,872	1,701,317
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,148	1,761,692
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)(9)	2,449	2,303,270
3.75%, 9/15/30(1)(9)	441	371,982
6.00%, 4/15/25(1)(9)	695	693,763
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(14)	930	960,940
7.39% to 11/3/27, 11/3/28(14)	1,757	1,883,823
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	341,385
7.778% to 6/20/53, 6/20/54(1)(14)	200	206,463
8.248% to 11/21/32, 11/21/33(1)(14)	1,028	1,116,375
JPMorgan Chase & Co.:
4.005% to 4/23/28, 4/23/29(14)	1,341	1,291,313
5.35% to 6/1/33, 6/1/34(14)	3,660	3,714,279
KeyBank, N.A.:
4.15%, 8/8/25	250	242,494
5.85%, 11/15/27	2,024	2,023,988

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(14)	793	$ 666,005
LPL Holdings, Inc., 6.75%, 11/17/28	135	143,997
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)(9)	290	305,786
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(14)(15)	411	384,148
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,552	1,366,957
SITE Centers Corp., 3.625%, 2/1/25	517	502,647
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(14)	710	709,463
Stifel Financial Corp., 4.00%, 5/15/30	902	819,102
Sun Communities Operating, L.P.:
2.70%, 7/15/31	279	232,677
4.20%, 4/15/32	555	506,780
Swedbank AB:
5.337%, 9/20/27(1)	378	379,773
6.136%, 9/12/26(1)	1,227	1,252,150
Synchrony Bank, 5.40%, 8/22/25	500	492,774
Synchrony Financial, 4.50%, 7/23/25	900	879,760
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(14)	782	639,337
5.625%, 2/15/28	705	677,910
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	596	517,543
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(14)	1,998	2,084,491
Truist Financial Corp.:
5.10% to 3/1/30(14)(15)	1,053	959,499
6.047% to 6/8/26, 6/8/27(14)	1,229	1,251,262
6.123% to 10/28/32, 10/28/33(9)(14)	1,412	1,466,918
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(14)	2,451	2,519,779
5.836% to 6/10/33, 6/12/34(14)	722	745,081
5.85% to 10/21/32, 10/21/33(14)	425	438,106
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(14)	1,244	992,973
4.375% to 2/10/31(1)(14)(15)	649	514,189
6.442% to 8/11/27, 8/11/28(1)(14)	1,000	1,039,145
9.25% to 11/13/28(1)(14)(15)	270	291,945
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(14)	1,339	1,259,597
5.459% to 6/30/30, 6/30/35(1)(14)	795	748,645
5.861% to 6/19/27, 6/19/32(1)(9)(14)	200	195,888
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	618	503,033
		$88,984,044
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,117,329
European Investment Bank:
1.625%, 5/13/31	2,540	2,167,979
2.375%, 5/24/27	2,741	2,596,901
Security	Principal Amount* (000’s omitted)	Value
Government - Multinational (continued)
European Investment Bank: (continued)
2.875%, 6/13/25(1)	5,102	$ 4,983,809
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,540,107
		$ 13,406,125
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	454	$ 459,398
Cemex SAB de CV, 9.125% to 3/14/28(1)(14)(15)	866	923,373
Jabil, Inc., 3.00%, 1/15/31	375	325,238
Seaspan Corp., 5.50%, 8/1/29(1)	42	35,173
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	975	957,600
		$2,700,782
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	$1,350,265
		$1,350,265
Technology — 0.8%
Concentrix Corp.:
6.60%, 8/2/28	3,665	$3,773,241
6.85%, 8/2/33	145	149,241
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	1,365	1,403,600
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	1,386	1,222,845
3.15%, 10/15/31	650	543,637
4.10%, 10/15/41	115	86,462
Marvell Technology, Inc., 5.75%, 2/15/29	449	464,217
Seagate HDD Cayman:
5.75%, 12/1/34	237	228,026
9.625%, 12/1/32	758	866,674
		$8,737,943
Utilities — 0.4%
AES Corp. (The), 2.45%, 1/15/31	1,108	$931,563
Avangrid, Inc., 3.15%, 12/1/24	388	379,408
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	411,752
MidAmerican Energy Co.:
3.15%, 4/15/50	500	358,017
5.35%, 1/15/34	676	712,916
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	595,889
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	70,836
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	486,641
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	853,873
		$4,800,895
Total Corporate Bonds (identified cost $166,001,896)		$161,081,906

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	31,814	$ 365,543
Series A2, 6.375%	28,000	361,200
		$ 726,743
Venture Capital — 0.0%(12)
Lumni, Inc., Series B(8)(10)(11)	17,265	$ 33,192
Wind Harvest Co., Inc.(8)(10)(11)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.0%(12)
United States Cellular Corp.:
5.50%	36,700	$655,095
6.25%	3,375	65,644
		$720,739
Total Preferred Stocks (identified cost $2,753,230)		$1,480,674

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 480,279
1.00%, 10/1/26	4,213	3,877,457
Total Sovereign Government Bonds (identified cost $4,767,391)		$ 4,357,736

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	$800	$ 850,464
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	709,834
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,302,298
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	551,559
		$ 3,414,155
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 888,100
Social Bonds, 2.484%, 6/1/27	665	624,249
Social Bonds, 2.534%, 6/1/28	830	768,796
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
Social Bonds, 2.584%, 6/1/29	$455	$ 414,792
Social Bonds, 2.984%, 6/1/33	520	450,777
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	400	410,156
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	910	944,125
		$ 4,500,995
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 269,447
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	371,258
Green Bonds, 2.184%, 9/1/31	345	292,315
Green Bonds, 2.264%, 9/1/32	305	254,016
Green Bonds, 2.344%, 9/1/33	335	274,797
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	303,397
Green Bonds, 1.701%, 5/1/31	320	264,950
Green Bonds, 1.951%, 5/1/34	190	148,208
		$2,178,388
Total Taxable Municipal Obligations (identified cost $11,269,435)		$10,093,538

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$534	$ 526,983
3.435%, 8/1/34	530	486,665
3.485%, 8/1/35	295	264,882
3.585%, 8/1/37	547	486,925
U.S. International Development Finance Corp., 3.52%, 9/20/32	593	569,148
Total U.S. Government Agencies and Instrumentalities (identified cost $2,609,026)		$ 2,334,603

U.S. Government Agency Mortgage-Backed Securities — 6.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$209	$ 194,999
6.00%, 6/1/53	209	212,393

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
2.00%, 4/1/51	$532	$ 443,044
2.68%, 7/1/26	621	594,057
3.00%, with various maturities to 2049	1,428	1,282,838
4.00%, with various maturities to 2048	1,202	1,156,974
4.00%, 30-Year, TBA(17)	29,577	28,001,087
4.50%, 30-Year, TBA(17)	11,457	11,118,655
5.00%, 30-Year, TBA(17)	29,279	28,995,345
5.50%, 7/1/53	2,785	2,800,424
7.00%, 6/1/53	279	291,243
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,922	1,663,826
6.00%, with various maturities to 2053	1,060	1,082,492
6.50%, 6/20/53	931	964,390
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $78,322,741)		$78,801,767

U.S. Treasury Obligations — 8.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 637,786
1.375%, 8/15/50	1,708	952,210
1.875%, 2/15/41	2,040	1,467,764
1.875%, 2/15/51	335	212,555
1.875%, 11/15/51	996	629,931
2.00%, 2/15/50	1,316	866,298
2.00%, 8/15/51	7,338	4,794,351
2.25%, 2/15/52	1,804	1,251,032
2.375%, 2/15/42	19,320	14,831,873
2.75%, 8/15/47	62	48,304
2.875%, 5/15/49	815	647,861
2.875%, 5/15/52	648	516,122
3.00%, 8/15/52	720	588,994
3.125%, 5/15/48	450	375,082
3.375%, 8/15/42	93	82,964
3.625%, 2/15/53	2,957	2,731,483
3.625%, 5/15/53	613	566,881
3.875%, 2/15/43	1,517	1,446,957
3.875%, 5/15/43	155	147,819
4.00%, 11/15/52	3,131	3,089,783
5.375%, 2/15/31	44	48,250
6.25%, 5/15/30	37	41,848
U.S. Treasury Notes:
0.25%, 3/15/24	1,111	1,099,944
0.25%, 5/31/25	190	178,964
0.25%, 6/30/25	185	173,792
0.375%, 12/31/25	5,400	5,005,125
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.375%, 9/30/27	$305	$ 267,560
0.625%, 7/31/26	1,756	1,608,626
1.00%, 7/31/28	1,203	1,058,288
1.125%, 1/15/25	3,432	3,306,226
1.125%, 8/31/28	448	395,596
1.25%, 12/31/26	1,012	934,262
1.25%, 4/30/28	1,683	1,506,942
1.25%, 6/30/28	344	306,825
1.375%, 11/15/31	100	83,059
1.875%, 2/28/27	27,585	25,862,835
1.875%, 2/15/32	168	144,487
2.125%, 3/31/24	2,300	2,281,699
2.75%, 4/30/27	1,650	1,587,384
2.75%, 8/15/32	1,000	916,074
2.875%, 4/30/29	3,300	3,139,512
3.125%, 8/31/27	2,851	2,771,317
3.125%, 8/31/29	1,228	1,179,600
3.375%, 5/15/33	559	536,640
3.625%, 5/15/26	64	63,270
3.625%, 5/31/28	490	484,880
3.875%, 9/30/29	1,121	1,118,942
4.125%, 11/15/32	173	175,916
4.50%, 11/15/25	2,732	2,741,551
4.50%, 11/15/33	1,451	1,523,777
4.625%, 6/30/25	900	902,268
4.625%, 9/15/26	117	118,643
Total U.S. Treasury Obligations (identified cost $105,039,588)		$97,450,152

Venture Capital Limited Partnership Interests — 0.0%(12)

Security	Value
First Analysis Private Equity Fund IV, L.P.(10)(11)	$ 65,951
GEEMF Partners, L.P.(8)(10)(11)(18)	4,901
Global Environment Emerging Markets Fund, L.P.(10)(11)	33,152
Solstice Capital, L.P.(8)(10)(11)	23,805
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 127,809

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.3%
Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(19)	32,222,994	$ 32,222,994
Total Affiliated Fund (identified cost $32,222,994)		$ 32,222,994

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(20)	2,606,787	$ 2,606,787
Total Securities Lending Collateral (identified cost $2,606,787)		$ 2,606,787
U.S. Treasury Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$3,330	$ 3,266,214
0.00%, 6/13/24	11,476	11,213,799
Total U.S. Treasury Obligations (identified cost $14,472,693)		$ 14,480,013
Total Short-Term Investments (identified cost $49,302,474)		$ 49,309,794
Total Investments — 105.7% (identified cost $998,543,655)		$1,216,987,391
Other Assets, Less Liabilities — (5.7)%		$ (65,095,841)
Net Assets — 100.0%		$1,151,891,550

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $153,840,269 or 13.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Principal amount is less than $500.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Non-income producing security.
(9)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $3,140,137 and the total market value of the collateral received by the Fund was $3,236,767, comprised of cash of $2,606,787 and U.S. government and/or agencies securities of $629,980.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Restricted security. Total market value of restricted securities amounts to $2,484,675, which represents 0.2% of the net assets of the Fund as of December 31, 2023.
(12)	Amount is less than 0.05%.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $581,405 or 0.1% of the Fund's net assets.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated company.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(20)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	160,839	CAD	219,830	State Street Bank and Trust Company	2/8/24	$ —	$(5,150)
USD	187,942	EUR	174,350	UBS AG	2/8/24	—	(4,803)
						$ —	$(9,953)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	252	Long	3/28/24	$51,890,344	$473,960
U.S. 5-Year Treasury Note	58	Long	3/28/24	6,308,859	40,653
U.S. 10-Year Treasury Note	54	Long	3/19/24	6,096,094	221,386
U.S. Long Treasury Bond	125	Long	3/19/24	15,617,187	1,155,040
U.S. Ultra-Long Treasury Bond	25	Long	3/19/24	3,339,844	305,611
U.S. Ultra 10-Year Treasury Note	(40)	Short	3/19/24	(4,720,625)	(205,031)
U.S. Ultra-Long Treasury Bond	(16)	Short	3/19/24	(2,137,500)	(196,156)
					$1,795,463
Restricted Securities
Description	Acquisition Dates	Cost
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	$0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Interest Rate Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $33,775,609, which represents 2.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$ 996,183	$ —	$ (37,206)	$ —	$17,187	$ 976,164	$ 18,740	$ 996,632
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36	369,152	—	—	—	5,448	374,652	7,960	386,000
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36	194,054	—	—	—	2,844	196,898	4,697	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,465,725	—	(2,500,000)	—	34,275	—	7,708	—
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	5,673	—	—	—	(772)	4,901	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(4)	18,629,438	78,934,594	(65,341,038)	—	—	32,222,994	289,174	32,222,994
Total				$ —	$58,982	$33,775,609	$328,279

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$61,025,520	$ —	$61,025,520
Collateralized Mortgage Obligations	—	13,862,325	—	13,862,325
Commercial Mortgage-Backed Securities	—	47,731,318	—	47,731,318
Common Stocks	687,006,575(2)	—	—	687,006,575
Common Stocks - Venture Capital	—	—	2,323,674	2,323,674

Calvert
Balanced Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$ —	$161,081,906	$ —	$161,081,906
Preferred Stocks	1,447,482	—	—	1,447,482
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Sovereign Government Bonds	—	4,357,736	—	4,357,736
Taxable Municipal Obligations	—	10,093,538	—	10,093,538
U.S. Government Agencies and Instrumentalities	—	2,334,603	—	2,334,603
U.S. Government Agency Mortgage-Backed Securities	—	78,801,767	—	78,801,767
U.S. Treasury Obligations	—	97,450,152	—	97,450,152
Venture Capital Limited Partnership Interests	—	—	127,809	127,809
Short-Term Investments:
Affiliated Fund	32,222,994	—	—	32,222,994
Securities Lending Collateral	2,606,787	—	—	2,606,787
U.S. Treasury Obligations	—	14,480,013	—	14,480,013
Total Investments	$723,283,838	$491,218,878	$2,484,675	$1,216,987,391
Futures Contracts	$2,196,650	$ —	$ —	$2,196,650
Total	$725,480,488	$491,218,878	$2,484,675	$1,219,184,041
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(9,953)	$ —	$(9,953)
Futures Contracts	(401,187)	—	—	(401,187)
Total	$(401,187)	$(9,953)	$ —	$(411,140)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.